Income taxes (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current income tax expense	$ 20	$ (32)	$ 0
Deferred income tax expense (recovery)	$ 0	$ 0